CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income for the year	$ 8,541	$ 26,085
Adjustments for:
Depreciation and depletion	23,737	143
Share-based compensation	6,874	6,164
Share of net income related to joint venture	(2,432)	(31,670)
Gain on derecognition of equity investment in joint venture	(1,416)	0
Transaction costs	2,492	0
Finance income	(5,853)	(6,255)
Finance expense	38,304	17
Unrealized foreign exchange (loss) gain	(686)	7
Operating cash flow before working capital changes	69,561	(5,509)
Change in non-cash working capital	(13,815)	1,875
Cash provided by (used in) operating activities	55,746	(3,634)
Investing activities:
Acquisition of 45% interest in joint venture from Gold Fields	(65,000)	0
Cash and cash equivalents assumed on acquisition	112,502	0
Transaction costs paid	(2,492)	0
Redemption of preferred shares in joint venture	25,000	0
Expenditures on mineral properties, plant and equipment	(66,901)	(35)
Interest received	4,707	2,899
Purchase of other assets	(2,027)	0
Cash provided by investing activities	5,789	2,864
Financing activities:
Payment of lease liabilities	(13,400)	(127)
Shares issued for cash on exercise of stock options	2,843	19
Share issuance costs	(41)	0
Cash used in financing activities	(10,598)	(108)
Impact of foreign exchange on cash and cash equivalents	(432)	37
Increase (decrease) in cash and cash equivalents during the year	50,505	(841)
Cash and cash equivalents, beginning of year	55,270	56,111
Cash and cash equivalents, end of year	$ 105,775	$ 55,270